N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Sep. 25, 2025
Amendment Flag	false
C000055031 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Diversified Value Fund - Class R5	0.74%	17.25%	9.86%	9.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	MassMutual Diversified Value Fund - Class R5	0.74%	17.25%	9.86%	9.23%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC

C000055031 [Member] | C000010285 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MassMutual Diversified Value Fund - Class R5
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	17.25%
Average Annual Total Returns, 5 Years [Percent]	9.86%
Average Annual Total Returns, 10 Years [Percent]	9.23%